CONSECO FUND GROUP
                          11825 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032

EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:    Conseco Fund Group
                                  --Conseco Science & Technology Fund
                                  --Conseco Large-Cap Fund
                                  1933 Act File No. 333-13185
                                  1940 Act File No.  811-07839

                                                 July 5, 2000

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Trust's Registration Statement of Form N-1A. This Amendment was filed electronically on June 27, 2000.

         Please contact me at (317) 817-6422 should you have any questions regarding this filing.

                                                        Sincerely,

                                                        /s/  William P. Kovacs
                                                        ----------------------
                                                        William P. Kovacs,
                                                        Vice President